Debt, Convertible Notes, and Warrants - Additional Information (2020 Convertible Notes) (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Class of warrants, exercise price per share			$ 11.50
Planet Labs Inc [Member]
Debt Instrument, Face Amount	$ 6,035	$ 6,035
Planet Labs Inc [Member] | 2020 Convertible Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Debt Instrument, Maturity Date	Jun. 22, 2022	Jun. 22, 2022
Debt Instrument, Face Amount	$ 71,125	$ 71,125
Percentage of original principal amount on convertible notes		20.00%
Percentage of Repaying Outstanding Principal Accrued Interest		200.00%
Planet Labs Inc [Member] | 2020 Convertible Notes [Member] | Next Equity Financing [Member]
Proceeds from Convertible Debt		$ 75,000
Percentage of Share price received from investors in Next Equity Financing		80.00%
Capitalization, Long-term Debt and Equity		$ 2,500,000
Planet Labs Inc [Member] | 2020 Convertible Notes [Member] | Non-Qualified Financing Conversion [Member]
Percentage of Share price received from investors in Next Equity Financing		80.00%
Series D Convertible Preferred Stock [Member] | Planet Labs Inc [Member] | 2020 Convertible Notes [Member]
Class of warrants, exercise price per share		$ 14.37544
Class of warrant or right, Number of securities called by warrants or rights		989,528